Net Loss per Share (Details) - Schedule of Net Loss Per Share (Parentheticals) - $ / shares	4 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2023	Jun. 30, 2022
Schedule of net loss per share [Abstract]
Diluted	$ (0.01)	$ (0.07)	$ (1.50)	$ (0.15)